DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2025
Direct Operating Costs [Abstract]
Schedule of operating cost	The following table lists direct operating costs for the three and six-month periods ended June 30, 2025, and 2024.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Depreciation and amortization	$153	$191	$348	$386
Transportation and distribution	62	50	134	101
Compensation	41	38	80	73
Operations and maintenance	35	37	70	79
Cost of inventory	—	—	—	2
Other	12	13	26	27
Total	$303	$329	$658	$668